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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co.
Address: 654 Madison Avenue
         Suite 550
         New York, New York  10021

Form 13F File Number: 28-4023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:


    /s/ Janice Bennett     New York, New York    August 14, 2000
         [Signature]          [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     91

Form 13F Information Table Value Total:     $170,395
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                        MILBANK WINTHROP & CO. 13F REPORT MARCH 31, 2000

                                                                              Item #6                       Item #8
                                              Item #4        Item #5    INVESTMENT DISCRETION          VOTING AUTHORITY
                                              FAIR
                       Item #2                MARKET         SHARES OR               SHARED
                       TITLE      Item #3     VALUE          PRINCIPAL   SOLE SHARED OTHER  Item #7    SOLE  SHARED  NONE
NAME OF ISSUER         OF CLASS    CUSIP      (x$1,000)      AMOUNT      (A)  (B)    (C)    MANAGERS   (A)   (B)     (C)
--------------         --------    ------     ---------      ----------  ---- ------ ------ --------   ----  ------  ----

ABBOTT LABS             COMMON    002824100       307,481        6,900    X                             6,900   0     0
ADC TELECOMMUNICATION   COMMON    000886101    16,370,722      390,360    X                           390,360   0     0
AEGON N V - ORD AMER    COMMON    007924103       419,876       11,786    X                            11,786   0     0
AFLAC INC               COMMON    001055102     1,885,734       41,050    X                            41,050   0     0
AMERICAN EXPRESS CO     COMMON    025816109     5,435,334      104,275    X                           104,275   0     0
AMERICAN INTL GROUP I   COMMON    026874107     2,845,498       36,326    X                            36,326   0     0
AMERICAN TOWER CORP C   COMMON    029912201     4,206,269      100,900    X                           100,900   0     0
ASSOCIATES FIRST CAP    COMMON    046008108     6,789,761      304,303    X                           304,303   0     0
AT & T CORP.            COMMON    001957109     1,684,695       52,957    X                            52,957   0     0
AT&T CORP LIBERTY MED   COMMON    001957208     1,891,110       77,584    X                            77,584   0     0
BANK NEW YORK INC       COMMON    064057102       700,197       15,058    X                            15,058   0     0
BELLSOUTH CORP          COMMON    079860102     1,749,842       41,052    X                            41,052   0     0
BELO A H CORP COM SER   COMMON    080555105     2,136,224      123,392    X                           123,392   0     0
BERKSHIRE HATHAWAY IN   COMMON    084670108       968,400           18    X                                18   0     0
BIOTECHNOLOGY INVESTM   COMMON    090995110       213,831       33,834    X                            33,834   0     0
BIOTECHNOLOGY INVESTM   COMMON    G11228916             0       33,834    X                            33,834   0     0
BP AMOCO ADS            COMMON    055622104     2,422,984       42,790    X                            42,790   0     0
BRIGGS & STRATTON COR   COMMON    109043109       423,330       12,360    X                            12,360   0     0
BRISTOL MYERS SQUIBB    COMMON    110122108     3,985,465       68,420    X                            68,420   0     0
CHEMFAB CORP COM        COMMON    16361L102     1,185,006       99,790    X                            99,790   0     0
CHEVRON CORP            COMMON    166751107       460,531        5,422    X                             5,422   0     0
CHUBB CORP              COMMON    171232101     2,632,200       42,800    X                            42,800   0     0
CISCO SYS INC           COMMON    17275R102     1,003,779       15,792    X                            15,792   0     0
CNET NETWORKS INC COM   COMMON    12613R104       665,644       27,100    X                            27,100   0     0
COCA COLA CO            COMMON    191216100     1,330,080       23,157    X                            23,157   0     0
COMPUTER ASSOC INTL I   COMMON    204912109       324,938        6,348    X                             6,348   0     0
CORNING INC             COMMON    219350105     9,680,551       35,870    X                            35,870   0     0
DEERE & CO              COMMON    244199105       421,800       11,400    X                            11,400   0     0
DISNEY WALT PRODTNS     COMMON    254687106       610,754       15,736    X                            15,736   0     0
DOCUNET INC. CDT-PFD    COMMON    25616A200        26,562       12,500    X                            12,500   0     0
DOVER CORP              COMMON    260003108     2,498,650       61,600    X                            61,600   0     0
DU PONT E I DE NEMOUR   COMMON    263534109       243,544        5,541    X                             5,541   0     0
E TOWN COM              COMMON    269242103       939,227       14,137    X                            14,137   0     0
ELECTRONIC DATA SYSTE   COMMON    285661104       291,967        7,078    X                             7,078   0     0
EXXON MOBIL CORPORATI   COMMON    30231G102     8,221,148      104,728    X                           104,728   0     0
FEDERAL HOME LOAN MTG   COMMON    313400301     1,895,400       46,800    X                            46,800   0     0
FEDERAL NAT MORTGAGE    COMMON    313586109     1,009,631       19,300    X                            19,300   0     0
FIRST UNION CORP        COMMON    337358105       401,962       16,200    X                            16,200   0     0



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FORD MOTOR              COMMON    345370100     2,489,700       57,900    X                            57,900   0     0
GEMSTAR INTERNATIONAL   COMMON    G3788V106       866,059       14,093    X                            14,093   0     0
GENERAL ELECTRIC COMP   COMMON    369604103    10,958,474      209,231    X                           209,231   0     0
GILLETTE CO             COMMON    375766102       570,704       16,335    X                            16,335   0     0
GTE CORP                COMMON    362320103       268,297        4,310    X                             4,310   0     0
HEWLETT PACKARD CO      COMMON    428236103       422,702        3,385    X                             3,385   0     0
INTEL CORP              COMMON    458140100     2,187,662       32,728    X                            32,728   0     0
INTERNATIONAL BUSINES   COMMON    459200101       672,604        6,139    X                             6,139   0     0
INTERPUBLIC GROUP COS   COMMON    460690100     1,568,898       36,486    X                            36,486   0     0
JEFFERSON PILOT CORP    COMMON    475070108       225,750        4,000    X                             4,000   0     0
JOHNSON & JOHNSON       COMMON    478160104     2,271,813       22,300    X                            22,300   0     0
LEHMAN BROS HLDGS INC   COMMON    524908100       415,005        4,380    X                             4,380   0     0
LILLY ELI & CO          COMMON    532457108       209,737        2,100    X                             2,100   0     0
LOEWS CORP              COMMON    540424108       218,040        3,634    X                             3,634   0     0
MEDIAONE GROUP INC CO   COMMON    58440J104     5,437,204       82,071    X                            82,071   0     0
MELLON FINL CORP        COMMON    58551A108       291,500        8,000    X                             8,000   0     0
MERCK & CO              COMMON    589331107     6,259,420       81,689    X                            81,689   0     0
MILLIPORE CORP          COMMON    601073109       904,500       12,000    X                            12,000   0     0
MINNESOTA MNG & MFG C   COMMON    604059105       969,511       11,725    X                            11,725   0     0
MORGAN J.P. & CO INC    COMMON    616880100       353,832        3,213    X                             3,213   0     0
MOTOROLA INC            COMMON    620076109       549,090       18,303    X                            18,303   0     0
NESTLE SA SPONSORED A   FOREIGN   641069406       240,936        2,400    X                             2,400   0     0
NEWELL RUBBERMAID INC   COMMON    651229106     1,763,309       68,478    X                            68,478   0     0
NORTHERN TRUST CORP     COMMON    665859104     2,498,400       38,400    X                            38,400   0     0
NUI CORP                COMMON    629430109       532,089       19,707    X                            19,707   0     0
ORACLE CORP             COMMON    68389X105     2,719,758       32,354    X                            32,354   0     0
PFIZER INC              COMMON    717081103       752,640       15,680    X                            15,680   0     0
PHARMACIA CORP          COMMON    71713U102       299,167        5,788    X                             5,788   0     0
PHILIP MORRIS COS INS   COMMON    718154107       242,808        9,141    X                             9,141   0     0
POTASH CORP SASK INC    COMMON    73755L107     2,593,813       47,000    X                            47,000   0     0
PRISON RLTY CORP COM    COMMON    74264N105       279,021       82,673    X                            82,673   0     0
PROCTER & GAMBLE CO     COMMON    742718109     2,846,470       49,720    X                            49,720   0     0
PROVIDIAN FINL CORP     COMMON    74406A102       931,500       10,350    X                            10,350   0     0
QUALCOMM INC COM        COMMON    747525103       855,000       14,250    X                            14,250   0     0
READERS DIGEST ASSN I   COMMON    755267101     3,577,500       90,000    X                            90,000   0     0
REGIS CORP MINN         COMMON    758932107     3,172,750      253,820    X                           253,820   0     0
ROYAL DUTCH PETRO-NY    COMMON    780257804     1,895,756       30,794    X                            30,794   0     0
SBC COMMUNICATIONS, I   COMMON    78387G103       401,792        9,290    X                             9,290   0     0
SCHLUMBERGER            COMMON    806857108     1,440,113       19,298    X                            19,298   0     0
SIGMA ALDRICH CORP      COMMON    826552101     1,588,275       54,300    X                            54,300   0     0
TEXACO INC              COMMON    881694103       522,196        9,795    X                             9,795   0     0
TEXAS INSTRUMENTS INC   COMMON    882508104     1,181,425       17,200    X                            17,200   0     0
TIME WARNER INC         COMMON    887315109     1,831,600       24,100    X                            24,100   0     0
TRANSOCEAN SEDCO FORE   COMMON    G90078109       237,530        4,445    X                             4,445   0     0
TYCO INTL LTD NEW COM   COMMON    902124106       445,325        9,400    X                             9,400   0     0
UNITED WTR RES INC      COMMON    913190104       700,116       20,075    X                            20,075   0     0
US BANCORP              COMMON    902973106       490,875       25,500    X                            25,500   0     0
VIACOM INC CL B         COMMON    925524308     5,994,772       87,916    X                            87,916   0     0
VODAFONE GROUP PLC SP   COMMON    92857T107     1,007,845       24,140    X                            24,140   0     0
WALGREEN COMPANY        COMMON    931422109       346,950       10,800    X                            10,800   0     0
WELLS FARGO NEW         COMMON    949746101     1,050,330       26,760    X                            26,760   0     0




WORLDCOM INC            COMMON    98157D106     1,424,006       31,041    X                            31,041   0     0
ZEMEX CDA CORP COM      COMMON    988910105       140,497       18,733    X                            18,733   0     0

TOTAL                                         170,395,194
















































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